UNITED STATES OMB APPROVAL          |---------------------------|
           SECURITIES AND EXCHANGE COMMISSION      |        OMB APPROVAL       |
                 Washington, D.C.  20549           |---------------------------|
APPENDIX  I                                        |OMB  Number:     3235-0456 |
                                                   |Expires: August  31,  2000 |
                          FORM 24F-2               |Estimated  average  burden |
             ANNUAL NOTICE OF  SECURITIES SOLD     |hours  per  response.   1  |
                  PURSUANT TO RULE 24F-2           |---------------------------|

 Read instructions at end of Form before preparing Form.  Please print or type.

--------------------------------------------------------------------------------
1.  Name  and  address  of  issuer:
                                         Gartmore  Variable  Insurance  Trust
                                         3435  Stelzer  Road
                                         COLUMBUS,  OHIO  43219
--------------------------------------------------------------------------------

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

--------------------------------------------------------------------------------

3.  Investment  Company  Act  File  Number:     811-3213
    Securities  Act  File  Number:              002-73024

--------------------------------------------------------------------------------

4(a).  Last  day  of  the  fiscal  year  for  which  this  notice  is  filed:
                                December 31, 2001

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c).  [   ]  Check  box if this is the last time the issuer will be filing this
Form.

--------------------------------------------------------------------------------

5.    Calculation of registration fee:
  (i)    Aggregate sale price of securities sold during the fiscal
         year pursuant to section 24(f):                                                        $118,686,377
                                                                                               ------------

  (ii)   Aggregate price of securities redeemed or repurchased
         during the fiscal year:                                               $ 84,798,072
                                                                              ------------

  (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
         October 11, 1995 that were not previously used to reduce
         registration fees payable to the Commission.                         $          0
                                                                              ------------

  (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                       $ 84,798,072
                                                                                                ------------

  (v)    Net Sales - If item 5(i) is greater than item 5(iv)
         [subtract Item 5(iv) from Item 5(i) ]                                                  $ 33,888,305
                                                                                                ------------

  (vi)   Redemption credits available for use in future years - if                       -
                                                                              ------------
         Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
         Item 5(i)]:

  (vii)  Multiplier for determining registration fee  (See Instruction C.9):                        0.000092

  (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                               =  $3,117.72
          (enter "0" if no fee is due):
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

6.   Prepaid  shares
          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
------------------------------------------------------------------------------------------------------------

7.   Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                                                                          $0
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

8.   Total of amount of the registration fee due plus any interest due [ Line
     5(viii) plus line 7].
                                                                                                   $3,117.72
                                                                                                ============
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     ############
     ------------

     Method  of  Delivery:
                              [ X ] Wire Transfer
                              [   ] Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature  and  Title)*

                                          --------------------------------------
                                          Laurice Frysinger, Assistant Treasurer
                                          --------------------------------------

Date  _______________________

*  Please  print  the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------